Financial Instruments and Derivatives (Details 1) (Derivatives not designated as hedging [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Derivative Assets and Liabilities at Fair Value
Gross Derivative Assets	$ 6,924	$ 2,243
Gross Derivative Liabilities	(11,912)	(3,021)
Current Assets - Derivatives [Member]
Schedule of Derivative Assets and Liabilities at Fair Value
Gross Derivative Assets	5,732	1,743
Gross Derivative Liabilities	0	0
Derivatives and Other Long Term Assets [Member]
Schedule of Derivative Assets and Liabilities at Fair Value
Gross Derivative Assets	1,192	500
Gross Derivative Liabilities	0	0
Derivative and other Current Liabilities [Member]
Schedule of Derivative Assets and Liabilities at Fair Value
Gross Derivative Assets	0	0
Gross Derivative Liabilities	(5,800)	(2,462)
Derivative and other Long Term Liabilities [Member]
Schedule of Derivative Assets and Liabilities at Fair Value
Gross Derivative Assets	0	0
Gross Derivative Liabilities	$ (6,112)	$ (559)